Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Common Stocks - 96.8%
Aerospace & Defense - 1.0%
AAR Corp.	454	$8,063
Aerojet Rocketdyne Holdings, Inc.*	433	18,112
Axon Enterprise, Inc.*	292	20,665
Curtiss-Wright Corp.	353	32,621
Mercury Systems, Inc.*	331	23,613
Moog, Inc., Class A	147	7,428
Parsons Corp.*	178	5,689
		116,191
Air Freight & Logistics - 0.3%
Hub Group, Inc., Class A*	810	36,831
Airlines - 0.2%
SkyWest, Inc.	225	5,893
Spirit Airlines, Inc.*	1,378	17,762
		23,655
Auto Components - 0.9%
Adient PLC*	866	7,855
American Axle & Manufacturing Holdings, Inc.*	1,150	4,151
Cooper-Standard Holdings, Inc.*	348	3,574
Dana, Inc.	2,204	17,213
Fox Factory Holding Corp.*	259	10,878
LCI Industries	414	27,668
Standard Motor Products, Inc.	486	20,203
Tenneco, Inc., Class A*	1,530	5,508
Visteon Corp.*	309	14,826
		111,876
Banks - 7.8%
ACNB Corp.	422	12,660
Ameris Bancorp	371	8,815
Bancorp, Inc. (The)*	2,194	13,318
Bank of Commerce Holdings	1,637	12,883
BankFinancial Corp.	2,342	20,633
Bankwell Financial Group, Inc.	631	9,629
Banner Corp.	261	8,623
Boston Private Financial Holdings, Inc.	2,038	14,572
Cadence BanCorp	1,521	9,963
Capital City Bank Group, Inc.	879	17,686
Capstar Financial Holdings, Inc.	828	8,189
Carolina Financial Corp.	306	7,916
Cathay General Bancorp	2,833	65,017
CenterState Bank Corp.	451	7,771
Community Bankers Trust Corp.	2,652	12,862
CVB Financial Corp.	484	9,704
Enterprise Bancorp, Inc.	329	8,880
First Commonwealth Financial Corp.	3,140	28,700
First Community Bankshares, Inc.	1,252	29,172
First Community Corp.	290	4,559
First Financial Bankshares, Inc.	401	10,763
First Financial Northwest, Inc.	2,277	22,861
First Horizon National Corp.	360	2,902

	Shares/ Principal	Fair Value
Banks (continued)
First Savings Financial Group, Inc.	48	$1,870
First United Corp.	120	1,715
Flushing Financial Corp.	597	7,976
HBT Financial, Inc.	1,960	20,639
Heritage Commerce Corp.	1,449	11,114
Home BancShares, Inc.	2,097	25,143
IBERIABANK Corp.	354	12,801
Independent Bank Corp.	1,667	21,454
Independent Bank Group, Inc.	574	13,592
Investar Holding Corp.	688	8,786
Investors Bancorp, Inc.	1,710	13,663
Lakeland Bancorp, Inc.	740	7,999
Lakeland Financial Corp.	1,375	50,531
Macatawa Bank Corp.	1,089	7,754
MidWestOne Financial Group, Inc.	80	1,675
National Bank Holdings Corp., Class A	567	13,551
Opus Bank	715	12,391
Pacific Mercantile Bancorp*	3,616	17,031
Renasant Corp.	352	7,688
Republic Bancorp, Inc., Class A	510	16,845
Republic First Bancorp, Inc.*	6,002	13,144
Sandy Spring Bancorp, Inc.	2,046	46,321
Sierra Bancorp	1,093	19,215
SmartFinancial, Inc.	1,126	17,126
South Plains Financial, Inc.	719	11,137
South State Corp.	622	36,530
Southern First Bancshares, Inc.*	279	7,915
Synovus Financial Corp.	724	12,713
TriCo Bancshares	297	8,857
TriState Capital Holdings, Inc.*	2,387	23,082
United Community Banks, Inc.	3,187	58,354
Univest Financial Corp.	1,170	19,094
WesBanco, Inc.	347	8,224
West Bancorporation, Inc.	1,154	18,868
Wintrust Financial Corp.	403	13,243
		936,119
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	75	27,567
Biotechnology - 8.8%
ACADIA Pharmaceuticals, Inc.*	1,378	58,221
Acceleron Pharma, Inc.*	324	29,118
Acorda Therapeutics, Inc.*	2,241	2,090
Agenus, Inc.*	4,852	11,887
Aimmune Therapeutics, Inc.*	777	11,204
Akebia Therapeutics, Inc.*	2,123	16,092
Alector, Inc.*	306	7,384
Allogene Therapeutics, Inc.*	350	6,804
AMAG Pharmaceuticals, Inc.*	756	4,672
Amicus Therapeutics, Inc.*	875	8,085
AnaptysBio, Inc.*	327	4,621

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Biotechnology (continued)
Apellis Pharmaceuticals, Inc.*	292	$7,823
Aptinyx, Inc.*	2,930	6,329
Arcus Biosciences, Inc.*	867	12,034
Arena Pharmaceuticals, Inc.*	323	13,566
Arrowhead Pharmaceuticals, Inc.*	825	23,735
Assembly Biosciences, Inc.*	510	7,563
Atara Biotherapeutics, Inc.*	298	2,536
Athersys, Inc.*	5,026	15,078
Beam Therapeutics, Inc.*	488	8,784
Biohaven Pharmaceutical Holding Co. Ltd.*	226	7,691
Blueprint Medicines Corp.*	331	19,357
Bridgebio Pharma, Inc.*	293	8,497
Calithera Biosciences, Inc.*	1,099	4,880
ChemoCentryx, Inc.*	471	18,925
Chimerix, Inc.*	4,959	7,141
Coherus Biosciences, Inc.*	1,167	18,929
Corvus Pharmaceuticals, Inc.*	1,372	2,895
CytomX Therapeutics, Inc.*	905	6,941
Deciphera Pharmaceuticals, Inc.*	332	13,668
Denali Therapeutics, Inc.*	375	6,566
Eagle Pharmaceuticals, Inc.*	190	8,740
Editas Medicine, Inc.*	313	6,207
Emergent BioSolutions, Inc.*	510	29,509
Enanta Pharmaceuticals, Inc.*	659	33,892
Epizyme, Inc.*	798	12,377
Esperion Therapeutics, Inc.*	272	8,576
Exact Sciences Corp.*	181	10,498
Fate Therapeutics, Inc.*	656	14,570
FibroGen, Inc.*	1,032	35,862
Five Prime Therapeutics, Inc.*	216	490
Flexion Therapeutics, Inc.*	751	5,910
Forty Seven, Inc.*	124	11,832
Global Blood Therapeutics, Inc.*	631	32,238
Gossamer Bio, Inc.*	588	5,968
Halozyme Therapeutics, Inc.*	821	14,770
Heron Therapeutics, Inc.*	642	7,537
Immunomedics, Inc.*	2,168	29,225
Inovio Pharmaceuticals, Inc.*	776	5,773
Insmed, Inc.*	1,076	17,248
Intellia Therapeutics, Inc.*	865	10,579
Intercept Pharmaceuticals, Inc.*	296	18,636
Invitae Corp.*	1,300	17,771
Iovance Biotherapeutics, Inc.*	899	26,912
Ironwood Pharmaceuticals, Inc.*	1,900	19,171
Karyopharm Therapeutics, Inc.*	326	6,263
Kodiak Sciences, Inc.*	135	6,440
Ligand Pharmaceuticals, Inc.*	340	24,725
MacroGenics, Inc.*	354	2,060
Mirati Therapeutics, Inc.*	200	15,374

	Shares/ Principal	Fair Value
Biotechnology (continued)
Momenta Pharmaceuticals, Inc.*	347	$9,438
Myriad Genetics, Inc.*	462	6,611
Natera, Inc.*	689	20,574
Nymox Pharmaceutical Corp.*	1,595	3,732
OPKO Health, Inc.*	7,845	10,512
Portola Pharmaceuticals, Inc.*	302	2,153
Precigen, Inc.*	2,227	7,572
Principia Biopharma, Inc.*	164	9,738
Puma Biotechnology, Inc.*	165	1,393
Ra Pharmaceuticals, Inc.*	187	8,978
Radius Health, Inc.*	951	12,363
REGENXBIO, Inc.*	382	12,369
Retrophin, Inc.*	1,705	24,876
Sage Therapeutics, Inc.*	6	172
Sangamo Therapeutics, Inc.*	1,095	6,975
Sarepta Therapeutics, Inc.*	86	8,413
Seres Therapeutics, Inc.*	3,816	13,623
Spectrum Pharmaceuticals, Inc.*	474	1,104
Ultragenyx Pharmaceutical, Inc.*	660	29,324
Vanda Pharmaceuticals, Inc.*	858	8,889
Veracyte, Inc.*	946	22,997
Xencor, Inc.*	661	19,751
ZIOPHARM Oncology, Inc.*	2,433	5,961
		1,059,787
Building Products - 1.4%
Advanced Drainage Systems, Inc.	370	10,893
Builders FirstSource, Inc.*	1,425	17,428
Caesarstone Ltd.	978	10,337
Gibraltar Industries, Inc.*	750	32,190
Masonite International Corp.*	100	4,745
Quanex Building Products Corp.	631	6,360
Trex Co., Inc.*	794	63,631
Universal Forest Products, Inc.	619	23,021
		168,605
Capital Markets - 1.9%
Ares Management Corp., Class A	674	20,847
Artisan Partners Asset Management, Inc., Class A	290	6,232
Brightsphere Investment Group, Inc.	1,959	12,518
Cohen & Steers, Inc.	242	10,999
Donnelley Financial Solutions, Inc.*	1,895	9,987
Evercore, Inc., Class A	86	3,961
Federated Hermes, Inc.	402	7,658
Focus Financial Partners, Inc., Class A*	371	8,537
Hamilton Lane, Inc., Class A	473	26,162
Houlihan Lokey, Inc.	268	13,968
Medley Management, Inc., Class A	4,624	3,142
Moelis & Co., Class A	626	17,590
Piper Sandler Cos.	191	9,659

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Capital Markets (continued)
Silvercrest Asset Management Group, Inc., Class A	802	$7,587
Stifel Financial Corp.	951	39,257
Virtus Investment Partners, Inc.	210	15,983
Waddell & Reed Financial, Inc., Class A	726	8,262
Westwood Holdings Group, Inc.	297	5,438
		227,787
Chemicals - 1.5%
AdvanSix, Inc.*	490	4,675
Ferro Corp.*	721	6,749
HB Fuller Co.	515	14,384
Ingevity Corp.*	211	7,427
Innospec, Inc.	599	41,624
Koppers Holdings, Inc.*	460	5,690
PolyOne Corp.	2,108	39,989
Stepan Co.	418	36,976
Trinseo SA	1,091	19,758
		177,272
Commercial Services & Supplies - 1.6%
ACCO Brands Corp.	1,340	6,767
CECO Environmental Corp.*	726	3,390
Healthcare Services Group, Inc.	971	23,217
Interface, Inc.	720	5,443
Kimball International, Inc., Class B	1,019	12,136
McGrath RentCorp	917	48,033
Mobile Mini, Inc.	1,420	37,247
MSA Safety, Inc.	182	18,418
SP Plus Corp.*	234	4,856
Steelcase, Inc., Class A	1,001	9,880
Tetra Tech, Inc.	291	20,550
Viad Corp.	169	3,588
		193,525
Communications Equipment - 1.1%
Acacia Communications, Inc.*	137	9,204
Calix, Inc.*	988	6,995
Ciena Corp.*	765	30,454
Infinera Corp.*	1,123	5,952
Lumentum Holdings, Inc.*	487	35,892
TESSCO Technologies, Inc.	1,239	6,059
Ubiquiti, Inc.	176	24,918
ViaSat, Inc.*	378	13,578
		133,052
Construction & Engineering - 1.4%
Comfort Systems USA, Inc.	1,153	42,142
Dycom Industries, Inc.*	530	13,595
EMCOR Group, Inc.	545	33,419
MasTec, Inc.*	906	29,653
MYR Group, Inc.*	694	18,176
Primoris Services Corp.	973	15,471

	Shares/ Principal	Fair Value
Construction & Engineering (continued)
WillScot Corp.*	1,165	$11,801
		164,257
Construction Materials - 0.2%
Summit Materials, Inc., Class A*	1,463	21,945
Consumer Finance - 0.8%
Elevate Credit, Inc.*	2,302	2,394
Encore Capital Group, Inc.*	199	4,653
Enova International, Inc.*	541	7,839
FirstCash, Inc.	766	54,953
Green Dot Corp., Class A*	479	12,162
LendingTree, Inc.*	31	5,685
PRA Group, Inc.*	266	7,373
Regional Management Corp.*	191	2,609
		97,668
Containers & Packaging - 0.1%
Greif, Inc., Class A	417	12,965
Distributors - 0.2%
Core-Mark Holding Co., Inc.	881	25,170
Diversified Consumer Services - 1.0%
Carriage Services, Inc.	1,179	19,041
Chegg, Inc.*	1,066	38,141
Grand Canyon Education, Inc.*	176	13,426
K12, Inc.*	694	13,089
Strategic Education, Inc.	262	36,617
		120,314
Diversified Financial Services - 0.1%
Cannae Holdings, Inc.*	362	12,123
Diversified Telecommunication - 0.9%
Cogent Communications Holdings, Inc.	670	54,920
Consolidated Communications Holdings, Inc.	1,334	6,070
Iridium Communications, Inc.*	956	21,347
Ooma, Inc.*	958	11,429
Vonage Holdings Corp.*	1,506	10,888
		104,654
Electric Utilities - 1.7%
El Paso Electric Co.	189	12,845
IDACORP, Inc.	1,444	126,769
PNM Resources, Inc.	1,131	42,978
Portland General Electric Co.	544	26,079
		208,671
Electrical Equipment - 0.8%
Atkore International Group, Inc.*	556	11,715
AZZ, Inc.	368	10,348
Encore Wire Corp.	398	16,712
Generac Holdings, Inc.*	577	53,759
LSI Industries, Inc.	2,578	9,745
		102,279

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Electronic Equipment, Instruments & Components - 3.1%
Anixter International, Inc.*	240	$21,089
Arlo Technologies, Inc.*	548	1,332
Daktronics, Inc.	5,787	28,530
ePlus, Inc.*	228	14,277
Fabrinet*	335	18,278
FARO Technologies, Inc.*	155	6,897
Fitbit, Inc., Class A*	1,949	12,980
Insight Enterprises, Inc.*	507	21,360
Littelfuse, Inc.	147	19,613
OSI Systems, Inc.*	951	65,543
PC Connection, Inc.	716	29,506
Sanmina Corp.*	1,374	37,483
ScanSource, Inc.*	1,260	26,951
SYNNEX Corp.	400	29,240
Tech Data Corp.*	281	36,769
		369,848
Energy Equipment & Services - 0.4%
Archrock, Inc.	2,783	10,464
Basic Energy Services, Inc.*	394	53
Dril-Quip, Inc.*	273	8,327
Exterran Corp.*	949	4,555
Forum Energy Technologies, Inc.*	19,138	3,393
FTS International, Inc.*	1,688	376
KLX Energy Services Holdings, Inc.*	190	133
Matrix Service Co.*	327	3,097
Natural Gas Services Group, Inc.*	1,631	7,274
NexTier Oilfield Solutions, Inc.*	1,057	1,237
Oceaneering International, Inc.*	2,230	6,556
Oil States International, Inc.*	1,382	2,806
Parker Drilling Co.*	2	17
ProPetro Holding Corp.*	1,654	4,135
US Silica Holdings, Inc.	510	918
Valaris PLC*	2,253	1,014
		54,355
Entertainment - 0.2%
IMAX Corp.*	1,272	11,511
Marcus Corp. (The)	771	9,499
World Wrestling Entertainment, Inc., Class A	286	9,704
		30,714
Equity Real Estate Investment - 6.9%
Acadia Realty Trust	1,030	12,762
Armada Hoffler Properties, Inc.	1,724	18,447
Cedar Realty Trust, Inc.	3,401	3,174
Chatham Lodging Trust	1,010	5,999
City Office REIT, Inc.	1,868	13,506
CoreCivic, Inc.	1,061	11,851
CorePoint Lodging, Inc.	583	2,285
Cousins Properties, Inc.	920	26,928
DiamondRock Hospitality Co.	4,018	20,411

	Shares/ Principal	Fair Value
Equity Real Estate Investment (continued)
Easterly Government Properties, Inc.	2,451	$60,393
EastGroup Properties, Inc.	805	84,106
First Industrial Realty Trust, Inc.	3,363	111,753
Four Corners Property Trust, Inc.	2,388	44,680
Franklin Street Properties Corp.	1,374	7,873
GEO Group, Inc. (The)	326	3,964
Hersha Hospitality Trust	3,946	14,127
National Storage Affiliates Trust	990	29,304
NexPoint Residential Trust, Inc.	725	18,277
Pebblebrook Hotel Trust	2,585	28,151
Plymouth Industrial REIT, Inc.	1,288	14,374
QTS Realty Trust, Inc., Class A	1,050	60,911
Rexford Industrial Realty, Inc.	746	30,593
RLJ Lodging Trust	5,792	44,714
Ryman Hospitality Properties, Inc.	556	19,933
Summit Hotel Properties, Inc.	8,859	37,385
Sunstone Hotel Investors, Inc.	1,954	17,019
Terreno Realty Corp.	1,263	65,360
Xenia Hotels & Resorts, Inc.	1,519	15,646
		823,926
Food & Staples Retailing - 0.5%
BJ’s Wholesale Club Holdings, Inc.*	539	13,729
Performance Food Group Co.*	1,232	30,455
Rite Aid Corp.*	353	5,295
Weis Markets, Inc.	223	9,290
		58,769
Food Products - 1.8%
Calavo Growers, Inc.	706	40,729
Freshpet, Inc.*	653	41,707
Hostess Brands, Inc.*	2,526	26,927
J&J Snack Foods Corp.	227	27,467
John B. Sanfilippo & Son, Inc.	417	37,280
Lancaster Colony Corp.	166	24,010
Seneca Foods Corp., Class A*	382	15,196
		213,316
Gas Utilities - 1.5%
New Jersey Resources Corp.	2,369	80,475
Northwest Natural Holding Co.	453	27,973
ONE Gas, Inc.	151	12,626
Southwest Gas Holdings, Inc.	778	54,118
		175,192
Health Care Equipment & Supplies - 3.6%
AtriCure, Inc.*	447	15,015
Cantel Medical Corp.	352	12,637
Cardiovascular Systems, Inc.*	410	14,436
CONMED Corp.	254	14,547
Glaukos Corp.*	231	7,129
Globus Medical, Inc., Class A*	882	37,512
Haemonetics Corp.*	96	9,567
ICU Medical, Inc.*	187	37,731

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Health Care Equipment & Supplies (continued)
Inogen, Inc.*	306	$15,808
Insulet Corp.*	65	10,769
Integer Holdings Corp.*	157	9,869
iRhythm Technologies, Inc.*	359	29,205
LivaNova PLC*	152	6,878
Masimo Corp.*	168	29,756
Merit Medical Systems, Inc.*	580	18,125
Neogen Corp.*	263	17,618
Nevro Corp.*	283	28,294
Novocure Ltd.*	704	47,407
NuVasive, Inc.*	146	7,396
Quidel Corp.*	121	11,835
SeaSpine Holdings Corp.*	414	3,382
Shockwave Medical, Inc.*	209	6,935
Tandem Diabetes Care, Inc.*	264	16,988
TransMedics Group, Inc.*	748	9,036
Wright Medical Group NV*	349	9,999
		427,874
Health Care Providers & Services - 3.0%
AMN Healthcare Services, Inc.*	575	33,241
Chemed Corp.	96	41,587
CorVel Corp.*	227	12,374
Encompass Health Corp.	522	33,424
Ensign Group, Inc. (The)	703	26,440
Enzo Biochem, Inc.*	2,668	6,750
HealthEquity, Inc.*	642	32,479
LHC Group, Inc.*	364	51,033
Magellan Health, Inc.*	137	6,591
Molina Healthcare, Inc.*	50	6,985
National Research Corp.	282	12,825
Patterson Cos., Inc.	1,841	28,149
Select Medical Holdings Corp.*	2,431	36,465
Tenet Healthcare Corp.*	410	5,904
US Physical Therapy, Inc.	334	23,046
		357,293
Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc.*	2,129	14,988
Castlight Health, Inc., Class B*	2,717	1,965
Evolent Health, Inc., Class A*	851	4,621
HMS Holdings Corp.*	358	9,047
Inovalon Holdings, Inc., Class A*	1,442	24,024
Inspire Medical Systems, Inc.*	369	22,243
Omnicell, Inc.*	595	39,020
Phreesia, Inc.*	1,550	32,596
Teladoc Health, Inc.*	656	101,686
Vocera Communications, Inc.*	382	8,114
		258,304
Hotels, Restaurants & Leisure - 1.9%
BJ’s Restaurants, Inc.	652	9,056
Bloomin’ Brands, Inc.	645	4,605

	Shares/ Principal	Fair Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.	713	$10,281
Brinker International, Inc.	566	6,798
Caesars Entertainment Corp.*	953	6,442
Cheesecake Factory, Inc. (The)	742	12,673
Churchill Downs, Inc.	381	39,224
Cracker Barrel Old Country Store, Inc.	112	9,321
Del Taco Restaurants, Inc.*	1,629	5,587
Denny’s Corp.*	423	3,249
Eldorado Resorts, Inc.*	473	6,811
Everi Holdings, Inc.*	1,040	3,432
Marriott Vacations Worldwide Corp.	310	17,230
Papa John’s International, Inc.	129	6,885
Penn National Gaming, Inc.*	644	8,147
Planet Fitness, Inc., Class A, Class A*	268	13,052
Ruth’s Hospitality Group, Inc.	841	5,618
Target Hospitality Corp.*	426	848
Texas Roadhouse, Inc.	685	28,290
Wingstop, Inc.	326	25,982
		223,531
Household Durables - 1.6%
Bassett Furniture Industries, Inc.	2,486	13,549
Beazer Homes USA, Inc.*	322	2,074
Green Brick Partners, Inc.*	2,554	20,560
Helen of Troy Ltd.*	64	9,218
Hooker Furniture Corp.	303	4,730
iRobot Corp.*	319	13,047
MDC Holdings, Inc.	2,233	51,806
Meritage Homes Corp.*	1,046	38,189
Taylor Morrison Home Corp.*	221	2,431
TopBuild Corp.*	385	27,581
TRI Pointe Group, Inc.*	1,328	11,646
		194,831
Household Products - 0.2%
Central Garden & Pet Co.*	227	6,243
Central Garden & Pet Co., Class A*	85	2,173
Spectrum Brands Holdings, Inc.	295	10,729
		19,145
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.	760	12,130
Insurance - 2.5%
American National Insurance Co.	178	14,664
CNO Financial Group, Inc.	2,723	33,738
eHealth, Inc.*	143	20,137
Employers Holdings, Inc.	735	29,775
FBL Financial Group, Inc., Class A	332	15,494
Genworth Financial, Inc., Class A*	1,875	6,225
Global Indemnity Ltd.	444	11,322
Greenlight Capital Re Ltd., Class A*	1,272	7,568
HCI Group, Inc.	455	18,314

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Insurance (continued)
Horace Mann Educators Corp.	539	$19,722
Kemper Corp.	124	9,222
Kinsale Capital Group, Inc.	212	22,160
National General Holdings Corp.	1,003	16,600
Protective Insurance Corp., Class B	1,150	15,812
RLI Corp.	90	7,914
Selective Insurance Group, Inc.	195	9,692
United Fire Group, Inc.	564	18,392
United Insurance Holdings Corp.	1,358	12,548
Watford Holdings Ltd.*	395	5,787
		295,086
Interactive Media & Services - 0.4%
Cargurus, Inc.*	607	11,497
Cars.com, Inc.*	930	3,999
QuinStreet, Inc.*	1,247	10,038
TrueCar, Inc.*	1,115	2,698
Yelp, Inc.*	1,048	18,896
		47,128
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	640	8,467
Blue Apron Holdings, Inc., Class A*	581	7,001
Etsy, Inc.*	189	7,265
Grubhub, Inc.*	271	11,038
Stamps.com, Inc.*	74	9,626
Stitch Fix, Inc., Class A*	419	5,322
		48,719
IT Services - 2.0%
CSG Systems International, Inc.	619	25,905
EPAM Systems, Inc.*	124	23,022
Fastly, Inc., Class A*	333	6,320
Hackett Group, Inc. (The)	911	11,588
Information Services Group, Inc.*	4,637	11,917
International Money Express, Inc.*	706	6,446
LiveRamp Holdings, Inc.*	885	29,134
ManTech International Corp., Class A	705	51,232
MAXIMUS, Inc.	518	30,148
NIC, Inc.	112	2,576
Perficient, Inc.*	323	8,750
Repay Holdings Corp.*	592	8,495
Verra Mobility Corp.*	1,897	13,545
Virtusa Corp.*	511	14,513
		243,591
Leisure Products - 0.1%
Malibu Boats, Inc., Class A*	484	13,934
Life Sciences Tools & Services - 1.3%
Adaptive Biotechnologies Corp.*	157	4,361
Luminex Corp.	506	13,930
Medpace Holdings, Inc.*	483	35,443
NanoString Technologies, Inc.*	471	11,328
NeoGenomics, Inc.*	1,030	28,438

	Shares/ Principal	Fair Value
Life Sciences Tools & Services (continued)
PRA Health Sciences, Inc.*	130	$10,795
Repligen Corp.*	209	20,177
Syneos Health, Inc.*	674	26,569
		151,041
Machinery - 3.1%
Albany International Corp., Class A	254	12,022
Altra Industrial Motion Corp.	383	6,699
Blue Bird Corp.*	1,139	12,449
Briggs & Stratton Corp.	1,081	1,957
EnPro Industries, Inc.	311	12,309
ESCO Technologies, Inc.	816	61,943
Evoqua Water Technologies Corp.*	1,422	15,941
Gencor Industries, Inc.*	1,100	11,550
Greenbrier Cos., Inc. (The)	588	10,431
Hillenbrand, Inc.	969	18,518
John Bean Technologies Corp.	142	10,546
LB Foster Co., Class A*	453	5,599
Miller Industries, Inc.	392	11,086
Navistar International Corp.*	270	4,452
Proto Labs, Inc.*	128	9,745
RBC Bearings, Inc.*	91	10,264
Rexnord Corp.	2,084	47,244
SPX Corp.*	246	8,029
Standex International Corp.	288	14,118
Wabash National Corp.	1,432	10,339
Watts Water Technologies, Inc., Class A	773	65,434
Woodward, Inc.	159	9,451
		370,126
Media - 0.9%
Cardlytics, Inc.*	132	4,615
Entercom Communications Corp., Class A	1,456	2,490
Entravision Communications Corp., Class A	4,818	9,780
EW Scripps Co. (The), Class A	843	6,356
Gray Television, Inc.*	1,573	16,894
iHeartMedia, Inc., Class A*	1,165	8,516
MSG Networks, Inc., Class A*	1,116	11,383
Nexstar Media Group, Inc., Class A	190	10,969
Sinclair Broadcast Group, Inc., Class A	239	3,843
TechTarget, Inc.*	942	19,415
TEGNA, Inc.	894	9,709
Townsquare Media, Inc., Class A	1,836	8,464
		112,434
Metals & Mining - 1.2%
Carpenter Technology Corp.	322	6,279
Cleveland-Cliffs, Inc.	1,759	6,948
Coeur Mining, Inc.*	2,260	7,254
Commercial Metals Co.	1,086	17,148
Hecla Mining Co.	1,471	2,677

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Metals & Mining (continued)
Kaiser Aluminum Corp.	429	$29,721
Materion Corp.	472	16,525
Novagold Resources, Inc.*	2,637	19,461
Ryerson Holding Corp.*	1,590	8,459
Schnitzer Steel Industries, Inc., Class A	1,242	16,196
SunCoke Energy, Inc.	1,162	4,474
TimkenSteel Corp.*	2,897	9,357
		144,499
Mortgage Real Estate Investment - 0.4%
Ares Commercial Real Estate Corp.	937	6,550
Blackstone Mortgage Trust, Inc., Class A	396	7,373
Ellington Financial, Inc.	750	4,282
Great Ajax Corp.	656	4,173
Invesco Mortgage Capital, Inc.	4,343	14,810
Ladder Capital Corp.	590	2,797
TPG RE Finance Trust, Inc.	1,498	8,224
		48,209
Multiline Retail - 0.2%
Big Lots, Inc.	405	5,759
Ollie’s Bargain Outlet Holdings, Inc.*	347	16,080
		21,839
Multi-Utilities - 0.3%
Avista Corp.	581	24,687
NorthWestern Corp.	167	9,991
		34,678
Oil, Gas & Consumable Fuels - 1.1%
Brigham Minerals, Inc., Class A	1,039	8,592
Callon Petroleum Co.*	913	500
CNX Resources Corp.*	2,137	11,369
CVR Energy, Inc.	462	7,637
Delek US Holdings, Inc.	1,164	18,345
Denbury Resources, Inc.*	3,248	599
Evolution Petroleum Corp.	5,122	13,368
Laredo Petroleum, Inc.*	11,335	4,305
Matador Resources Co.*	1,933	4,794
Nordic American Tankers Ltd.	3,907	17,699
Oasis Petroleum, Inc.*	4,899	1,715
PDC Energy, Inc.*	674	4,185
Penn Virginia Corp.*	107	331
Scorpio Tankers, Inc.	808	15,449
Southwestern Energy Co.*	3,497	5,910
Talos Energy, Inc.*	519	2,984
World Fuel Services Corp.	465	11,709
		129,491
Paper & Forest Products - 0.4%
Boise Cascade Co.	1,250	29,725
Neenah, Inc.	249	10,739
Schweitzer-Mauduit International, Inc.	278	7,734
		48,198

	Shares/ Principal	Fair Value
Personal Products - 0.2%
Edgewell Personal Care Co.*	233	$5,611
Medifast, Inc.	44	2,750
Natural Health Trends Corp.	749	2,464
USANA Health Sciences, Inc.*	335	19,349
		30,174
Pharmaceuticals - 2.6%
Aerie Pharmaceuticals, Inc.*	391	5,278
Amneal Pharmaceuticals, Inc.*	2,804	9,758
Amphastar Pharmaceuticals, Inc.*	109	1,617
Axsome Therapeutics, Inc.*	119	7,001
Catalent, Inc.*	866	44,989
Corcept Therapeutics, Inc.*	1,331	15,825
Endo International PLC*	798	2,953
Horizon Therapeutics PLC*	855	25,325
Intersect ENT, Inc.*	628	7,442
Intra-Cellular Therapies, Inc.*	789	12,127
MyoKardia, Inc.*	215	10,079
Nektar Therapeutics*	406	7,247
NGM Biopharmaceuticals, Inc.*	1,287	15,869
Pacira BioSciences, Inc.*	263	8,818
Phibro Animal Health Corp., Class A	987	23,856
Prestige Consumer Healthcare, Inc.*	963	35,323
Reata Pharmaceuticals, Inc., Class A*	205	29,590
Supernus Pharmaceuticals, Inc.*	1,406	25,294
Theravance Biopharma, Inc.*	636	14,698
Tricida, Inc.*	477	10,494
		313,583
Professional Services - 1.7%
ASGN, Inc.*	723	25,536
CRA International, Inc.	640	21,382
Exponent, Inc.	291	20,926
Forrester Research, Inc.*	125	3,654
Franklin Covey Co.*	900	13,986
FTI Consulting, Inc.*	88	10,540
ICF International, Inc.	296	20,335
InnerWorkings, Inc.*	1,963	2,297
Insperity, Inc.	795	29,653
Kforce, Inc.	1,583	40,477
Mistras Group, Inc.*	814	3,468
TriNet Group, Inc.*	392	14,763
		207,017
Real Estate Management & Development - 0.4%
Kennedy-Wilson Holdings, Inc.	733	9,837
RE/MAX Holdings, Inc., Class A	842	18,457
RMR Group, Inc. (The), Class A	664	17,908
		46,202
Road & Rail - 0.9%
Covenant Transportation Group, Inc., Class A*	1,706	14,791

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Road & Rail (continued)
Knight-Swift Transportation Holdings, Inc.	588	$19,286
Marten Transport Ltd.	1,908	39,152
Saia, Inc.*	96	7,060
Universal Logistics Holdings, Inc.	361	4,729
Werner Enterprises, Inc.	561	20,342
		105,360
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc.*	433	20,996
Ambarella, Inc.*	621	30,156
Amkor Technology, Inc.*	2,525	19,670
Brooks Automation, Inc.	558	17,019
Cabot Microelectronics Corp.	218	24,882
Cirrus Logic, Inc.*	1,012	66,418
Diodes, Inc.*	106	4,307
DSP Group, Inc.*	634	8,496
Enphase Energy, Inc.*	454	14,660
FormFactor, Inc.*	1,824	36,644
Inphi Corp.*	438	34,676
Lattice Semiconductor Corp.*	488	8,696
Power Integrations, Inc.	150	13,249
Semtech Corp.*	372	13,950
Silicon Laboratories, Inc.*	87	7,431
Synaptics, Inc.*	448	25,926
Ultra Clean Holdings, Inc.*	420	5,796
		352,972
Software - 5.7%
8x8, Inc.*	229	3,174
A10 Networks, Inc.*	560	3,478
Alarm.com Holdings, Inc.*	550	21,401
Appfolio, Inc., Class A*	177	19,638
Appian Corp.*	232	9,333
Benefitfocus, Inc.*	2,605	23,211
Bill.Com Holdings, Inc.*	53	1,813
Blackline, Inc.*	253	13,310
Bottomline Technologies DE, Inc.*	582	21,330
Box, Inc., Class A*	2,298	32,264
Cloudera, Inc.*	3,085	24,279
CommVault Systems, Inc.*	771	31,210
Cornerstone OnDemand, Inc.*	699	22,193
Coupa Software, Inc.*	73	10,200
Everbridge, Inc.*	283	30,100
Fair Isaac Corp.*	126	38,769
Five9, Inc.*	577	44,117
LivePerson, Inc.*	738	16,790
Medallia, Inc.*	293	5,872
MicroStrategy, Inc., Class A*	64	7,558
Model N, Inc.*	173	3,842
New Relic, Inc.*	366	16,924
Nutanix, Inc., Class A*	648	10,238

	Shares/ Principal	Fair Value
Software (continued)
Paylocity Holding Corp.*	267	$23,581
Progress Software Corp.	788	25,216
Proofpoint, Inc.*	305	31,290
PROS Holdings, Inc.*	424	13,157
Q2 Holdings, Inc.*	450	26,577
Qualys, Inc.*	332	28,881
Rapid7, Inc.*	651	28,208
RingCentral, Inc., Class A*	98	20,767
SPS Commerce, Inc.*	614	28,557
SVMK, Inc.*	520	7,025
Workiva, Inc.*	142	4,591
Yext, Inc.*	1,001	10,200
Zendesk, Inc.*	151	9,666
Zscaler, Inc.*	190	11,563
		680,323
Specialty Retail - 1.7%
Aaron’s, Inc.	409	9,317
American Eagle Outfitters, Inc.	1,907	15,161
America’s Car-Mart, Inc.*	277	15,609
Asbury Automotive Group, Inc.*	537	29,658
Bed Bath & Beyond, Inc.	889	3,743
Cato Corp. (The), Class A	655	6,989
Citi Trends, Inc.	407	3,622
Designer Brands, Inc., Class A	671	3,341
Five Below, Inc.*	106	7,460
Group 1 Automotive, Inc.	211	9,339
Lithia Motors, Inc., Class A	366	29,935
MarineMax, Inc.*	978	10,191
Monro, Inc.	149	6,528
Murphy USA, Inc.*	121	10,207
National Vision Holdings, Inc.*	759	14,740
RH*	49	4,923
Signet Jewelers Ltd.	544	3,509
Sonic Automotive, Inc., Class A	799	10,611
Zumiez, Inc.*	621	10,756
		205,639
Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage, Inc., Class A*	1,135	13,961
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	318	22,187
Crocs, Inc.*	782	13,286
Culp, Inc.	722	5,314
Deckers Outdoor Corp.*	208	27,872
G-III Apparel Group Ltd.*	815	6,275
Oxford Industries, Inc.	415	15,048
Steven Madden Ltd.	573	13,311
Wolverine World Wide, Inc.	885	13,452
		116,745
Thrifts & Mortgage Finance - 1.9%
Capitol Federal Financial, Inc.	1,072	12,446

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

	Shares/ Principal	Fair Value
Thrifts & Mortgage Finance (continued)
Essent Group Ltd.	945	$24,891
Federal Agricultural Mortgage Corp., Class C	312	17,357
First Defiance Financial Corp.	1,420	20,931
Merchants Bancorp	745	11,309
Meridian Bancorp, Inc.	1,688	18,939
MGIC Investment Corp.	1,160	7,366
NMI Holdings, Inc., Class A*	325	3,773
OceanFirst Financial Corp.	212	3,373
Radian Group, Inc.	1,861	24,100
Riverview Bancorp, Inc.	4,554	22,816
Walker & Dunlop, Inc.	47	1,893
Washington Federal, Inc.	1,891	49,090
WSFS Financial Corp.	321	7,999
		226,283
Tobacco - 0.1%
Vector Group Ltd.	1,884	17,747
Trading Companies & Distributors - 1.8%
Applied Industrial Technologies, Inc.	1,338	61,173
Beacon Roofing Supply, Inc.*	638	10,552
BMC Stock Holdings, Inc.*	1,364	24,184
DXP Enterprises, Inc.*	426	5,223
Foundation Building Materials, Inc.*	1,733	17,833
GATX Corp.	167	10,447
GMS, Inc.*	866	13,622
H&E Equipment Services, Inc.	856	12,566
Herc Holdings, Inc.*	749	15,325
Lawson Products, Inc.*	148	3,955
NOW, Inc.*	1,347	6,950
Rush Enterprises, Inc., Class A	235	7,501
SiteOne Landscape Supply, Inc.*	285	20,982
Systemax, Inc.	457	8,103
Univar Solutions, Inc.*	90	965
		219,381
Water Utilities - 0.6%
American States Water Co.	573	46,837
SJW Group	442	25,534
		72,371
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	132	6,501
Spok Holdings, Inc.	988	10,562
		17,063
Total Common Stocks (Cost - $15,723,391)		11,635,335
Rights - 0.0%†
Alder BioPharmaceuticals CVR*	638	561
Achillion Pharmaceuticals, Inc., CVR*	1,183	545
Total Rights (Cost - $561)		1,106

	Shares/ Principal	Fair Value
Warrants - 0.0%†
Parker Drilling Co. (Cost - $0), expires 9/16/24*	20	$0
Short-Term Investments - 2.8%
Money Market Funds - 2.8%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a) (Cost - $331,487)	331,487	331,487
Total Investments - 99.6% (Cost - $16,055,439)		$11,967,928
Other Assets Less Liabilities - Net 0.4%		44,548
Total Net Assets - 100.0%		$12,012,476

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

*	Non-income producing security.

†	Represents less than 0.05%.

(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

	Counterparty	Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	6	6/19/2020	$344,280	$26,576